Acquisition and Divestitures (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions and Divestitures [Abstract]
Schedule of significant assets acquired and liabilities assumed and purchase accounting/fair value adjustments
The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values:

	TrustAtlantic Financial Corporation
		Purchase Accounting/
	As	Fair Value	As recorded
(Dollars in thousands)	Acquired	Adjustments	by FHN
Assets:
Cash and cash equivalents	$18,801	$-	$18,801
Securities available-for-sale	73,822	(10)	73,812
Loans, net of unearned income	298,050	(16,106)	281,944
Allowance for loan losses	(4,639)	4,639	-
Core deposit intangible	84	1,866	1,950
Goodwill	3,721	(3,721)	-
Premises and equipment	2,353	1,214	3,567
Real estate acquired by foreclosure	1,018	(95)	923
Deferred tax asset	2,940	4,262	7,202
Other assets	10,638	1,135	11,773
Total assets acquired	$406,788	$(6,816)	$399,972

Liabilities:
Deposits	$342,788	$1,300	$344,088
Other liabilities	3,173	1,407	4,580
Total liabilities assumed	345,961	2,707	348,668
Net Assets Acquired	$60,827	$(9,523)	51,304
Consideration paid:
Equity Consideration			(72,791)
Cash			(23,888)
Total consideration paid			(96,679)
Goodwill			$45,375

The following schedule details significant assets acquired and liabilities assumed from the FDIC for MNB and purchase accounting/fair value adjustments:

	Mountain National Bank
		Purchase Accounting/
	Acquired from	Fair Value	As recorded
(Dollars in thousands)	FDIC	Adjustments	by FHN
Assets:
Cash and cash equivalents	$54,872	$-	$54,872
Interest-bearing cash	26,984	-	26,984
Securities available-for-sale	73,948	(440)	73,508
Loans, net of unearned income	249,001	(33,094)	215,907
Core deposit intangible	-	3,200	3,200
Premises and equipment	10,359	3,755	14,114
Real estate acquired by foreclosure	33,294	(10,930)	22,364
Deferred tax asset	(286)	3,097	2,811
Other assets	3,375	(461)	2,914
Total assets acquired	$451,547	$(34,873)	$416,674

Liabilities:
Deposits	$362,098	$2,000	$364,098
Securities sold under agreements to repurchase	1,930	-	1,930
Federal Home Loan Bank advances	50,040	5,586	55,626
Other liabilities	2,547	-	2,547
Total liabilities assumed	416,615	7,586	424,201
Acquired noncontrolling interest	117	57	174
Total liabilities assumed and acquired noncontrolling interest	$416,732	$7,643	$424,375
Excess of assets acquired over liabilities assumed	$34,815
Aggregate purchase accounting/fair value adjustments		$(42,516)
Goodwill			$7,701